Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Partial Cash Paid for Investing Activities

Property, plant and equipment

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	4,918,482	3,228,471	5,451,431
Add: Beginning balance of payable to equipment suppliers	1,816,555	1,405,931	1,196,181
Add: Beginning balance of payable to equipment suppliers – related parties	—	—	58,549
Less: Ending balance of payable to equipment suppliers	(1,405,931)	(1,196,181)	(1,506,821)
Less: Ending balance of payable to equipment suppliers – related parties	—	(58,549)	(21,473)
Less: Transfer from other non-current assets	(629,737)	(305,791)	(96,713)
Cash paid during the year	4,699,369	3,073,881	5,081,154